Summary of Significant Accounting Policies - Revenues per Category (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 482,449	$ 505,686	$ 463,049
Dry Bulk Vessel Operations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	254,178	298,052	250,433
Dry Bulk Vessel Operations | Contracts of Affreightment ("COA")/ Voyage Contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,727	19,121	38,273
Dry Bulk Vessel Operations | Time and bareboat chartering
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	250,187	278,591	199,945
Dry Bulk Vessel Operations | Pooling arrangements
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	0	0	8,025
Dry Bulk Vessel Operations | Profit-sharing
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	0	(52)	3,205
Dry Bulk Vessel Operations | Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	264	392	985
Logistics business
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	228,271	207,634	212,616
Logistics business | Contracts of Affreightment ("COA")/ Voyage Contracts
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	49,488	35,623	42,455
Logistics business | Time and bareboat chartering
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	76,680	72,689	84,063
Logistics business | Port terminal operations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	80,180	58,552	43,984
Logistics business | Storage fees (dry port)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,452	882	1,974
Logistics business | Dockage operations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	4,310	3,136	4,497
Logistics business | Liquid port terminal operations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	4,032	3,739	2,841
Logistics business | Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	745	505	230
Logistics business | Sale of Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	9,384	32,508	$ 32,572
Containers business
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	89,925	12,053
Containers business | Time and bareboat chartering
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 89,925	$ 12,053